Earnings Per Share (Details) - Schedule of Loss after Income Tax - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss after Income Tax [Abstract]
Loss after income tax attributable to the owners of Mobilicom Limited	$ (1,653,875)	$ (1,451,217)
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	1,555,961,075	1,329,652,095
Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	1,555,961,075	1,329,652,095
Basic earnings/(losses) per share	$ (0.0011)	$ (0.0011)	[1]
Diluted earnings/(losses) per share	$ (0.0011)	$ (0.0011)	[1]

[1]	Restated throughout for presentation in US Dollars. See note 1 to the unaudited interim condensed consolidated financial statements for further details.